Selected Quarterly Results (Tables)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Financial Data

Following is a presentation of selected quarterly financial data:

	Quarter ended
	2016				2015
	Dec. 31	Sept. 30	June 30	Mar. 31	Dec. 31	Sept. 30	June 30	Mar. 31
	(dollars in thousands, except per share data)
For the quarter ended:
Net investment income	$68,928	$103,326	$47,618	$52,216	$50,569	$90,774	$69,765	$37,657
Net income	$31,174	$35,408	$(5,267)	$14,496	$15,709	$38,812	$28,071	$7,508
Earnings per share:
Basic	$0.46	$0.52	$(0.08)	$0.20	$0.21	$0.51	$0.37	$0.09
Diluted	$0.44	$0.49	$(0.08)	$0.20	$0.21	$0.49	$0.36	$0.09
Cash dividends declared per share	$0.47	$0.47	$0.47	$0.47	$0.47	$0.47	$0.61	$0.61
At period end:
Short-term investments at fair value	$122,088	$33,353	$16,877	$47,500	$41,865	$31,518	$32,417	$44,949
Mortgage-backed securities at fair value	865,061	708,862	531,612	364,439	322,473	315,599	287,626	316,292
Mortgage loans at fair value (1)	3,394,853	4,000,570	3,497,026	3,836,411	3,839,583	3,688,026	4,944,694	4,226,290
Excess servicing spread	288,669	280,367	294,551	321,976	412,425	418,573	359,102	222,309
Real estate acquired in settlement of loans (2)	303,393	314,056	320,120	339,970	350,642	358,011	325,822	317,536
Mortgage servicing rights (3)	656,567	524,529	471,458	455,097	459,741	423,095	394,737	359,160
Other assets	726,871	757,164	635,918	455,047	400,195	357,409	332,976	243,991
Total assets	$6,357,502	$6,618,901	$5,767,562	$5,820,440	$5,826,924	$5,592,231	$6,677,374	$5,730,527
Assets sold under agreements to repurchase and mortgage loan participation and sale agreement	$3,809,918	$4,129,543	$3,372,026	$3,307,414	$3,128,780	$2,925,110	$3,571,181	$3,633,922
Federal Home Loan Bank advances	—	—	—	—	183,000	183,000	138,400	—
Credit risk transfer financing at fair value	—	—	—	—	—	—	649,120	—
Notes payable	425,106	346,132	313,976	356,191	386,015	342,332	297,404	—
Borrowings under forward purchase agreements	—	—	—	—	—	—	—	—
Asset-backed financing of a VIE at fair value	353,898	384,407	325,939	344,693	247,690	234,287	151,489	162,222
Exchangeable senior notes	246,089	245,824	245,564	245,307	245,054	244,805	244,559	244,317
Other liabilities	171,377	158,077	149,230	152,332	140,272	148,267	99,924	147,907
Total liabilities	5,006,388	5,263,983	4,406,735	4,405,937	4,330,811	4,077,801	5,152,077	4,188,368
Shareholders’ equity	1,351,114	1,354,918	1,360,827	1,414,503	1,496,113	1,514,430	1,525,297	1,542,159
Total liabilities and shareholders’ equity	$6,357,502	$6,618,901	$5,767,562	$5,820,440	$5,826,924	$5,592,231	$6,677,374	$5,730,527

(1)

Includes mortgage loans acquired for sale at fair value, mortgage loans at fair value, mortgage loans at fair value held by variable interest entity and mortgage loans under forward purchase agreements at fair value.

(2)	Includes REO, REO under forward purchase agreements and real estate held for investment.
(3)	Includes mortgage servicing rights at fair value and mortgage servicing rights at lower of amortized cost or fair value.